EXPENDITURE COMMITMENTS (Details) $ in Thousands	Jun. 30, 2018 USD ($)
EXPENDITURE COMMITMENTS
Minimum revenue commitment	$ 79,466
Shortfall under agreements	2,700
Remaining 2018
EXPENDITURE COMMITMENTS
Minimum revenue commitment	8,877
2019
EXPENDITURE COMMITMENTS
Minimum revenue commitment	15,789
2020
EXPENDITURE COMMITMENTS
Minimum revenue commitment	21,770
2021
EXPENDITURE COMMITMENTS
Minimum revenue commitment	21,797
2022
EXPENDITURE COMMITMENTS
Minimum revenue commitment	11,233
Hydrocarbon Handling And Gathering Agreement [Member]
EXPENDITURE COMMITMENTS
Minimum revenue commitment	51,147
Hydrocarbon Handling And Gathering Agreement [Member] | Remaining 2018
EXPENDITURE COMMITMENTS
Minimum revenue commitment	5,481
Hydrocarbon Handling And Gathering Agreement [Member] | 2019
EXPENDITURE COMMITMENTS
Minimum revenue commitment	10,133
Hydrocarbon Handling And Gathering Agreement [Member] | 2020
EXPENDITURE COMMITMENTS
Minimum revenue commitment	14,449
Hydrocarbon Handling And Gathering Agreement [Member] | 2021
EXPENDITURE COMMITMENTS
Minimum revenue commitment	14,232
Hydrocarbon Handling And Gathering Agreement [Member] | 2022
EXPENDITURE COMMITMENTS
Minimum revenue commitment	6,852
Crude Oil And Condensate Marketing Agreements [Member]
EXPENDITURE COMMITMENTS
Minimum revenue commitment	21,748
Crude Oil And Condensate Marketing Agreements [Member] | Remaining 2018
EXPENDITURE COMMITMENTS
Minimum revenue commitment	2,021
Crude Oil And Condensate Marketing Agreements [Member] | 2019
EXPENDITURE COMMITMENTS
Minimum revenue commitment	3,075
Crude Oil And Condensate Marketing Agreements [Member] | 2020
EXPENDITURE COMMITMENTS
Minimum revenue commitment	4,706
Crude Oil And Condensate Marketing Agreements [Member] | 2021
EXPENDITURE COMMITMENTS
Minimum revenue commitment	7,565
Crude Oil And Condensate Marketing Agreements [Member] | 2022
EXPENDITURE COMMITMENTS
Minimum revenue commitment	4,381
Gas Processing Agreement [Member]
EXPENDITURE COMMITMENTS
Minimum revenue commitment	5,260
Gas Processing Agreement [Member] | Remaining 2018
EXPENDITURE COMMITMENTS
Minimum revenue commitment	1,247
Gas Processing Agreement [Member] | 2019
EXPENDITURE COMMITMENTS
Minimum revenue commitment	1,993
Gas Processing Agreement [Member] | 2020
EXPENDITURE COMMITMENTS
Minimum revenue commitment	2,020
Gas Transportation Agreements [Member]
EXPENDITURE COMMITMENTS
Minimum revenue commitment	1,311
Gas Transportation Agreements [Member] | Remaining 2018
EXPENDITURE COMMITMENTS
Minimum revenue commitment	128
Gas Transportation Agreements [Member] | 2019
EXPENDITURE COMMITMENTS
Minimum revenue commitment	588
Gas Transportation Agreements [Member] | 2020
EXPENDITURE COMMITMENTS
Minimum revenue commitment	$ 595